Obligations for pension and similar liabilities (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Post Employment Plans [Member]
IfrsStatementLineItems [Line Items]
Post-Employment Plans, Fair value of plan assets at beginning of year	R$ 27,316,715	R$ 28,321,826	R$ 28,634,891
Other Similar Obligations, Interest (Expense) Income	2,386,330	2,477,872	2,052,712
Other Similar Obligations, Remeasurement Real gain loss on actuarial assets excluding interest expenses net	(99,752)	(950,298)	(791,317)
Other Similar Obligations, Contributions	212,719	750,690	589,006
Other Similar Obligations, By the Bank	210,367	747,913	585,437
Post-Employment Plans, By plan participants	2,352	2,777	3,569
Other Similar Obligations, Benefits paid	(2,487,650)	(3,269,258)	(2,159,866)
Post-Employment Plans, Exchange differences and other items		(14,117)	(3,600)
Post-Employment Plans, Fair value of plan assets at ending of year	27,328,362	27,316,715	28,321,826
Other Similar Obligations [Member]
IfrsStatementLineItems [Line Items]
Other Similar Obligations, Fair value of plan assets at beginning of year	4,945,407	5,096,263	5,398,667
Other Similar Obligations, Interest (Expense) Income	471,759	449,758	402,551
Other Similar Obligations, Remeasurement Real gain loss on actuarial assets excluding interest expenses net	387,599	(399,946)	(521,100)
Other Similar Obligations, Contributions	173,335	164,876	151,926
Other Similar Obligations, By the Bank	173,335	164,876	151,926
Other Similar Obligations, Benefits paid	(407,746)	(365,544)	(335,781)
Other Similar Obligations, Fair value of plan assets at ending of year	R$ 5,570,354	R$ 4,945,407	R$ 5,096,263